UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Multi-Strategy Quality Return (MQR) Fund

Class A Shares
(Ticker Symbol: MQRAX)
Class I Shares
(Ticker Symbol: MQRIX)

SEMI-ANNUAL REPORT
May 31, 2015

ACR Multi-Strategy Quality Return (MQR) Fund
a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Multi-Strategy Quality Return (MQR) Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 31.3%
	COMMUNICATIONS – 4.5%
2,950	Liberty Global PLC* [1]	$158,562
13,354	Vodafone Group PLC - ADR[1]	521,207
		679,769
	CONSUMER STAPLES – 0.6%
6,499	Danone S.A. - ADR[1]	89,426
	FINANCIALS – 10.8%
1,301	Fairfax Financial Holdings Ltd.[1]	656,667
9,800	JPMorgan Chase & Co.	644,644
17,261	Kingstone Cos., Inc.	130,320
12,500	MBIA, Inc.*	112,750
4,900	Southern Missouri Bancorp, Inc.	94,227
		1,638,608
	HEALTH CARE – 4.9%
1,459	Express Scripts Holding Co.*	127,137
3,600	Johnson & Johnson	360,504
4,200	Merck & Co., Inc.	255,738
		743,379
	MATERIALS – 1.6%
20,768	Resolute Forest Products, Inc.*	248,178
	TECHNOLOGY – 8.9%
17,901	Intel Corp.	616,869
15,400	Microsoft Corp.	721,644
		1,338,513
	TOTAL COMMON STOCKS (Cost $4,708,052)	4,737,873

	SHORT-TERM INVESTMENTS – 67.2%
10,171,322	Federated Treasury Obligations Fund, 0.01%[2]	10,171,322
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,171,322)	10,171,322
	TOTAL INVESTMENTS – 98.5% (Cost $14,879,374)	14,909,195
	Other assets in excess of liabilities – 1.5%	220,542
	TOTAL NET ASSETS – 100.0%	$15,129,737

ADR – American Depository Receipt
PLC – Public Limited Company

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	10.8%
Technology	8.9%
Health Care	4.9%
Communications	4.5%
Materials	1.6%
Consumer Staples	0.6%
Total Common Stocks	31.3%
Short-Term Investments	67.2%
Total Investments	98.5%
Other assets in excess of liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $14,879,374)	$14,909,195
Receivables:
Investment securities sold	160,163
Fund shares sold	30,107
Dividends and interest	14,513
Due from Advisor	11,899
Prepaid expenses	26,367
Prepaid offering costs	19,712
Total assets	15,171,956

Liabilities:
Payables:
Shareholder servicing fees (Note 8)	5,874
Distribution fees (Note 7)	35
Transfer agent fees and expenses	9,617
Auditing fees	6,737
Fund accounting fees	6,638
Fund administration fees	4,522
Chief Compliance Officer fees	2,306
Legal fees	1,967
Custody fees	1,529
Trustees’ fees and expenses	345
Accrued other expenses	2,649
Total liabilities	42,219

Net Assets	$15,129,737

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,084,952
Accumulated net investment loss	(22,550)
Accumulated net realized gain on investments	37,514
Net unrealized appreciation on investments	29,821
Net Assets	$15,129,737

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$287,302
Shares of benficial interest issued and outstanding	28,831
Redemption price per share	9.96
Maximum sales charge (5.75% of offering price)*	0.61
Maximum offering price to public	$10.57

Class I Shares:
Net assets applicable to shares outstanding	$14,842,435
Shares of benficial interest issued and outstanding	1,488,817
Redemption price	$9.97

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2014* through May 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,106)	$32,380
Interest	292
Total investment income	32,672

Expenses:
Advisory fees	44,158
Transfer agent fees and expenses	27,906
Fund administration fees	20,605
Fund accounting fees	17,184
Offering costs	15,014
Registration fees	14,760
Auditing fees	6,737
Shareholder servicing fees (Note 8)	6,498
Custody fees	4,967
Legal fees	4,110
Chief Compliance Officer fees	3,905
Miscellaneous	2,571
Trustees’ fees and expenses	2,466
Shareholder reporting fees	2,193
Insurance fees	617
Distribution fees (Note 7)	71
Total expenses	173,762
Advisory fees waived	(44,158)
Other expenses absorbed	(74,382)
Net expenses	55,222
Net investment loss	(22,550)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	37,514
Net change in unrealized appreciation/depreciation on investments	29,821
Net realized and unrealized gain on investments	67,335

Net Increase in Net Assets from Operations	$44,785

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2014*
through May 31, 2015
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(22,550)
Net realized gain	37,514
Net change in unrealized appreciation/depreciation on investments	29,821
Net increase in net assets resulting from operations	44,785

Capital Transactions:
Net proceeds from shares sold:
Class A	286,773
Class I	14,929,358
Cost of shares redeemed:
Class I1	(131,179)
Net increase in net assets from capital transactions	15,084,952

Total increase in net assets	15,129,737

Net Assets:
Beginning of period	-
End of period	$15,129,737

Accumulated net investment loss	$(22,550)

Capital Share Transactions:
Shares sold:
Class A	28,831
Class I	1,502,252
Shares redeemed:
Class I	(13,435)
Net increase in capital share transactions	1,517,648

*	Commencement of operations
[1]	Net of redemption fee proceeds of $2,141.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
December 31, 2014*
through May 31, 2015
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.04)

Net asset value, end of period	$9.96

Total return[2]	(0.40)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$287

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	4.08%[4]
After fees waived and expenses absorbed	1.40%[4]
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(3.34)%[4]
After fees waived and expenses absorbed	(0.66)%[4]

Portfolio turnover rate	7%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
December 31, 2014*
through May 31, 2015
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.03)

Redemption fee proceeds[1]	- [2]

Net asset value, end of period	$9.97

Total return[3]	(0.30)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,843

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.93%[5]
After fees waived and expenses absorbed	1.25%[5]
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(3.19)%[5]
After fees waived and expenses absorbed	(0.51)%[5]

Portfolio turnover rate	7%[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
ACR Multi-Strategy Quality Return (MQR) Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run.  The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(b) Money Market Investments
The Fund invests a significant amount (67.2% as of May 31, 2015) in the Federated Treasury Obligations Fund (“TOIXX”).  TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The net expense ratio per January 31, 2015 Semi-Annual report of Fidelity Institutional Money Market Fund was 0.06%.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,725, which are being amortized over a one-year period from December 31, 2014 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period December 31, 2014 (commencement of operations) through May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alpine Investment Management LLC, dba ACR Alpine Capital Research (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.40% and 1.25% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively until March 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period December 31, 2014 (commencement of operations) through May 31, 2015, the Advisor waived its fees and absorbed other expenses totaling $118,540.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2015, the amount of these potentially recoverable expenses was $118,540.  The Advisor may recapture all or a portion of this amount no later than November 30, 2018.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2014 (commencement of operations) through May 31, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2014 (commencement of operations) through May 31, 2015, are reported on the Statement of Operations.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$14,879,374

Gross unrealized appreciation	$204,233
Gross unrealized depreciation	(174,412)

Net unrealized appreciation on investments	$29,821

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period December 31, 2014 (commencement of operations) through May 31, 2015, the Fund received $2,141 in redemption fees.

Note 6 – Investment Transactions
For the period December 31, 2014 (commencement of operations) through May 31, 2015, purchases and sales of investments, excluding short-term investments, were $4,972,710 and $272,172, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the period December 31, 2014 (commencement of operations) through May 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.05% of average daily net assets of Class A shares and 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period December 31, 2014 (commencement of operations) through May 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$4,737,873	$-	$-	$4,737,873
Short-Term Investments	10,171,322	-	-	10,171,322
Total Investments	$14,909,195	$-	$-	$14,909,195

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.

ACR Multi-Strategy Quality Return (MQR) Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 12 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

ACR Multi-Strategy Quality Return (MQR) Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on November 20, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Alpine Capital Management, LLC (the “Investment Advisor”) with respect to the ACR Multi-Strategy Quality Return (MQR) Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; performance information of a private investment fund managed by the Investment Advisor using the investment strategies it would use to manage the Fund (the “Private Fund”); and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Multialternative fund universe (the “Expense Universe”).  The Board also considered information previously provided by a representative of the Investment Advisor at an in-person presentation.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board observed that the returns of the Private Fund net of fees exceeded the returns of the HFRI Equity Hedge Index for each of the following periods: the period from the Private Fund’s inception on April 1, 2011, through December 31, 2011, 2012, 2013 and the year-to-date period ended June 30, 2014.  The Board noted that the total returns of the Private Fund net of fees exceeded the return of the MSCI All-Country World Index for the period from the Private Fund’s inception through December 31, 2011, but were lower than the returns of the Index in 2012 (by 7.1%), 2013 (by 6.3%) and the year-to-date period ended June 30, 2014 (by 0.8%). The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

ACR Multi-Strategy Quality Return (MQR) Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fee and estimated total expenses of the Fund.  With respect to the advisory fee proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fee (gross of fee waivers by the Investment Advisor) was 0.10% higher than the median advisory fee of the funds in the Peer Group and the same as the median advisory fee of the funds in the Expense Universe. The Board noted, however, that the Investment Advisor anticipated waiving a significant portion of its advisory fee in the first year of the Fund’s operations due to low asset levels.  The Board also noted that the proposed advisory fee for the Fund was higher than the asset-based management fee charged by the Investment Advisor to the Private Fund, but that the Private Fund also pays incentive fees to the Investment Advisor in addition to asset-based fees.  The Board also observed that the management fee charged by the Investment Advisor to its clients for separate accounts managed using similar investment strategies to those of the Fund was lower than that of the Fund, but the Board noted that the Investment Advisor would oversee the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients that are not registered under the 1940 Act.

In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s proposed total expense ratio (net of fee waivers) was lower than the Peer Group and Expense Universe medians.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $25 million, and observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee and did not anticipate earning any profits with respect to the Fund during that year. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than advisory fees paid to the Investment Advisor) would include any research provided by broker-dealers executing transactions on behalf of the Fund and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

ACR Multi-Strategy Quality Return (MQR) Fund
EXPENSE EXAMPLE
For the Periods Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2014* to May 31, 2015.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

ACR Multi-Strategy Quality Return (MQR) Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		12/31/14*	5/31/15	12/31/14* –5/31/15
Class A	Actual Performance**	$1,000.00	$996.00	$5.81
Class I	Actual Performance**	1,000.00	997.00	5.19
		12/1/14	5/31/15	12/1/14 – 5/31/15
Class A	Hypothetical (5% annual return before expenses)^	$1,000.00	$1,017.96	$7.03
Class I	Hypothetical (5% annual return before expenses)^	1,000.00	1,018.71	6.28

*	Commencement of operations.

ACR Multi-Strategy Quality Return (MQR) Fund
EXPENSE EXAMPLE
For the Periods Ended May 31, 2015 (Unaudited)

**
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.25% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 152/365 (to reflect the since inception period) for Class A shares and Class I shares.  The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.25% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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ACR Multi-Strategy Quality Return (MQR) Fund
a series of  Investment Managers Series Trust II

Investment Advisor
Alpine Investment Management, LLC (dba ACR Alpine Capital Research)
8000 Maryland Avenue, Suite 700
Saint Louis, Missouri 63105

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
ACR Multi-Strategy Quality Return (MQR) Fund – Class A	MQRAX	46141T 703
ACR Multi-Strategy Quality Return (MQR) Fund – Class I	MQRIX	46141T 802

Privacy Principles of the ACR Multi-Strategy Quality Return (MQR) Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the ACR Multi-Strategy Quality Return (MQR) Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (855) 955-9552 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (855) 955-9552 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (855) 955-9552.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ACR Multi-Strategy Quality Return (MQR) Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 955-9552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	8/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2015